UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP GROWTH FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 88.2%
	0000000000	0000000000

	Shares	Value
CONSUMER DISCRETIONARY — 2.9%
Citi Trends *	700	$6,314
Hibbett Sports *	194	9,299
Rue21 *	482	11,669

		27,282

ENERGY — 8.1%
Ameresco, Cl A *	1,200	15,732
Berry Petroleum, Cl A	400	18,004
Patterson-UTI Energy	900	16,983
Tesco	900	12,492
Unit *	300	13,575

		76,786

FINANCIAL SERVICES — 9.3%
Brookline Bancorp	1,236	11,458
Evercore Partners, Cl A	390	10,994
First Republic Bank *	310	9,294
KBW	533	9,237
MB Financial	761	13,812
Wintrust Financial	400	12,260
Wright Express *	378	20,684

		87,739

HEALTH CARE — 21.4%
Analogic	240	13,615
BioMarin Pharmaceutical *	297	10,594
Bio-Rad Laboratories, Cl A *	84	8,531
Bruker *	647	9,187
Catalyst Health Solutions *	206	11,281
Gen-Probe *	250	16,733
Haemonetics *	214	13,901
ICU Medical *	263	12,222
Luminex *	782	15,405
NxStage Medical *	598	10,728
PAREXEL International *	634	15,280
Salix Pharmaceuticals *	210	10,122
Sirona Dental Systems *	195	9,428
Techne	250	17,063
Teleflex	275	16,827
United Therapeutics *	244	12,000

		202,917

MATERIALS & PROCESSING — 1.9%
Hexcel *	709	17,775

PRODUCER DURABLES — 23.2%
Advisory Board *	160	12,205
AECOM Technology *	700	16,023
AO Smith	404	17,162
Booz Allen Hamilton Holding, Cl A *	943	16,597
CH Robinson Worldwide	138	9,500
Expeditors International of Washington	200	8,930
Graco	344	15,817
Healthcare Services Group	594	11,102
IHS, Cl A *	137	12,258
Knight Transportation	679	11,957
MasTec *	710	11,566
MAXIMUS	399	17,967
OSI Systems *	292	15,689
Regal-Beloit	243	13,795
Roper Industries	164	15,316
Skullcandy *	1,011	13,598

		219,482

TECHNOLOGY — 21.4%
Cabot Microelectronics *	194	9,781
Cavium *	390	12,535
Coherent *	228	12,740
CPI Aerostructures *	750	10,530
Daktronics	1,420	15,535
DigitalGlobe *	658	10,324
Gartner *	409	15,505
II-VI *	439	10,101
IPG Photonics *	230	12,142
Microsemi *	940	18,593
NeuStar, Cl A *	519	18,949
NVE *	300	16,362
Polycom *	591	11,791
Rogers *	389	14,949
Rovi *	400	12,836

		202,673

Total Common Stock (Cost $860,126)		834,654

CASH EQUIVALENT — 10.2%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $96,151)	96,151	96,151

Total Investments — 98.4% (Cost $956,277) †		$930,805

Percentages are based on Net Assets of $945,621.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.

C1 — Class

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP GROWTH FUND JANUARY 31, 2012 (Unaudited)

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $956,277, and the unrealized appreciation and depreciation were $56,731 and ($82,203) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

ACP-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 87.3% ‡
	0000000000	0000000000

	Shares	Value

CONSUMER DISCRETIONARY — 3.1%
Citi Trends *	42,939	$387,310
Einstein Noah Restaurant Group	40,500	603,045
Harte-Hanks	52,057	502,350

		1,492,705

ENERGY — 5.6%
Dawson Geophysical *	18,400	654,856
GeoResources *	22,242	680,828
Natural Gas Services Group *	48,821	673,242
RPC	44,909	684,862

		2,693,788

FINANCIAL SERVICES — 22.6%
Berkshire Hills Bancorp	34,924	789,981
Bryn Mawr Bank	36,207	728,123
Calamos Asset Management, Cl A	75,256	939,947
Capital City Bank Group	28,064	245,560
Columbia Banking System	35,969	755,349
Financial Institutions	50,736	867,078
First Connecticut Bancorp	43,925	582,446
Iberiabank	11,587	605,768
OceanFirst Financial	58,209	788,732
Park Sterling *	92,626	405,702
Renasant	41,192	650,010
Sterling Bancorp, Cl N	58,311	556,870
Virginia Commerce Bancorp *	89,314	791,322
Webster Financial	37,443	793,792
West Coast Bancorp *	40,486	646,966
WSFS Financial	18,072	703,181

		10,850,827

HEALTH CARE — 14.3%
BioScrip *	123,769	669,590
Hanger Orthopedic Group *	39,954	782,699
HMS Holdings *	20,911	690,272
Medtox Scientific *	52,494	892,398
Merit Medical Systems *	55,804	787,394
MWI Veterinary Supply *	12,014	943,219
National Research	25,708	1,012,124
US Physical Therapy	52,261	1,066,125

		6,843,821

PRODUCER DURABLES — 29.7%
Altra Holdings *	36,930	708,687
AZZ	16,764	822,945
Douglas Dynamics	44,517	605,876
DXP Enterprises *	21,175	714,233
Exponent *	4,756	232,331
Forrester Research *	25,664	896,700
GP Strategies *	64,379	946,371
Great Lakes Dredge & Dock	115,439	738,810
Hill International *	100,174	596,035
Hurco *	25,494	600,894
Knight Transportation	36,598	644,491
LB Foster, Cl A	12,046	359,573
LMI Aerospace *	39,289	777,529
Marten Transport	28,753	628,253
Multi-Color	35,902	822,515
Old Dominion Freight Line *	14,277	608,486
On Assignment *	52,956	593,637
Raven Industries	7,447	483,236
Sterling Construction *	42,404	509,272
Team *	16,230	473,753
Thermon Group Holdings *	41,700	730,584
Titan Machinery *	29,340	725,871

		14,220,082

TECHNOLOGY — 12.0%
AXT *	163,792	838,615
Dynamics Research *	51,122	575,634
II-VI *	23,042	530,196
Interactive Intelligence Group *	25,843	667,008
IXYS *	62,045	851,258
Methode Electronics	66,210	657,465
PDF Solutions *	33,985	217,164
Rimage	40,685	506,121
Vocus *	38,851	892,408

		5,735,869

Total Common Stock (Cost $37,123,101)		41,837,092

CASH EQUIVALENT — 12.6%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $6,065,484)	6,065,484	6,065,484

Total Investments — 99.9% (Cost $43,188,585) †		$47,902,576

Percentages are based on Net Assets of $47,935,524.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.

Cl — Class

As of January 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND JANUARY 31, 2012 (Unaudited)

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $43,188,585, and the unrealized appreciation and depreciation were $7,240,960 and ($2,526,969) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

ACP-QH-001-0200

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012